Materials and services expenses (Tables)	12 Months Ended
Dec. 31, 2022
Material income and expense [abstract]
Summary of Materials and Services Expenses

	2022	2021
Independent contractors	3,394,544	2,911,393
Vehicle operation expenses	1,197,647	904,060
	4,592,191	3,815,453